SUPPLEMENT DATED MARCH 25, 2022

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2021

FOR CLASS A, CLASS C, CLASS I, CLASS R6 AND ADVISOR CLASS SHARES

This supplement revises the Pacific Funds prospectus dated August 1, 2021 for Class A, Class C, Class I, Class R6 and Advisor Class Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Effective August 1, 2022, all references to Advisor Class are deleted and replaced with Class I-2.

Disclosure Changes to the Fund Summaries section

Pacific FundsSM Portfolio Optimization Moderate-Conservative – In the Principal Risks subsection, Small-Capitalization Companies Risk is removed.

Pacific FundsSM ESG Core Bond – In the Principal Investment Strategies subsection, the following is added before the first sentence of the last paragraph:

The Fund seeks to invest in corporate debt securities that would result in a better average ESG rating for those debt securities, in aggregate, than the average ESG ratings of the corporate debt securities within the Bloomberg US Aggregate Bond Index (the Fund’s benchmark index) as provided by independent third party ESG ratings providers relied upon by the sub-adviser.

Also in the Principal Investment Strategies subsection, the following is added as the third sentence of the last paragraph:

The intended result is a portfolio of high ESG quality and low financial risk stemming from ESG factors.

Also in the Principal Investment Strategies subsection, the second to last paragraph is moved to follow the fourth sentence of the last paragraph.

In the Principal Risks subsection, the following is added after the last sentence to the Mortgage-Related and Other Asset-Backed Securities Risk:

In addition, current ESG metrics may consider some but not all characteristics of mortgage-related securities and asset-backed securities and therefore may not include all ESG considerations for these asset classes.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

Pacific Funds Portfolio Optimization Moderate-Conservative – In the Principal Risks subsection, Small-Capitalization Companies Risk is removed.

Pacific Funds ESG Core Bond – In the Principal Investment Strategies subsection, the following is added before the first sentence of the last paragraph:

The Fund seeks to invest in corporate debt securities that would result in a better average ESG rating for those debt securities, in aggregate, than the average ESG ratings of the corporate debt securities within the Bloomberg US Aggregate Bond Index (the Fund’s benchmark index) as provided by independent third party ESG ratings providers relied upon by the sub-adviser.

Also in the Principal Investment Strategies subsection, the following is added as the third sentence of the last paragraph:

The intended result is a portfolio of high ESG quality and low financial risk stemming from ESG factors.

Also in the Principal Investment Strategies subsection, the second to last paragraph is moved to follow the fourth sentence of the last paragraph.

In the Additional Information About Principal Risks subsection, the following new paragraph is added to the end of the Mortgage-Related and Other Asset-Backed Securities Risk:

In addition, for Pacific Funds ESG Core Bond, current ESG metrics may consider some but not all characteristics of mortgage-related securities and asset-backed securities and therefore may not include all ESG considerations for these asset classes.

SUPPLEMENT DATED MARCH 25, 2022

TO THE PACIFIC FUNDS STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2021

This supplement revises the Pacific Funds Statement of Additional Information dated August 1, 2021 (the “SAI”), as supplemented, and must be preceded or accompanied by the SAI. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the SAI for other important information.

Effective August 1, 2022, all references to Advisor Class are deleted and replaced with Class I-2.

ADDITIONAL INVESTMENT STRATEGIES OF THE FUNDS

In the Pacific Funds ESG Core Bond section, the following is added to the end of the paragraph:

In those cases where ESG metrics are not available for certain types of securities or issuers, these securities may nonetheless be eligible for the Fund should they not be screened out based on the sub-adviser’s ESG exclusions.

In the PF Multi-Asset Fund section, the following is added to the end of the paragraph:

In addition, for the portion of the Fund managed by Pacific Asset Management, the Fund may invest non-principally in investment grade loans.